united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/15

Item 1. Schedule of Investments.

The Gold Bullion Strategy Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares	Value
EXCHANGE TRADED FUNDS - 88.5%
COMMODITY FUND - 2.7%
736	Direxion Daily Gold Bull 3X Shares (a) *	$ 19,714
182	SPDR Gold Shares (a) *	20,686
40,400
DEBT FUND - 85.8%
3,270	Guggenheim BulletShares 2015 Corporate Bond ETF	70,894
3,190	Guggenheim BulletShares 2016 Corporate Bond ETF	70,882
2,890	Guggenheim BulletShares 2017 Corporate Bond ETF	65,979
3,320	Guggenheim BulletShares 2018 Corporate Bond ETF	70,799
1,420	Guggenheim Enhanced Short Duration ETF	71,085
670	iShares 1-3 Year Credit Bond ETF	70,705
1,400	iShares Floating Rate Bond ETF	70,896
670	iShares Short Maturity Bond ETF	33,600
670	iShares Short-Term National AMT-Free Muni Bond ETF	70,899
2,850	Market Vectors Investment Grade Floating Rate Bond ETF	70,880
2,760	Market Vectors Short High-Yield Municipal Index ETF	70,159
4,020	Market Vectors Short Municipal ETF	70,592
700	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	70,805
1,410	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	70,967
2,320	SPDR Barclays Investment Grade Floating Rate ETF	70,946
2,310	SPDR Barclays Short Term Corporate Bond ETF	71,033
2,920	SPDR Nuveen Barclays Short Term Municipal Bond ETF	71,014
1,120	SPDR SSgA Ultra Short Term Bond ETF	44,845
880	Vanguard Short-Term Bond ETF	70,858
1,277,838

TOTAL EXCHANGE TRADED FUNDS (Cost - $1,317,058)	1,318,238

SHORT-TERM INVESTMENTS - 3.8%
MONEY MARKET FUND - 3.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I 0.01% (a,b)
56,831	(Cost - $56,831)	56,831

TOTAL INVESTMENTS - 92.3% (Cost - $1,373,889) (c)	$ 1,375,069
OTHER ASSETS LESS LIABILITIES - 7.7%	114,259
NET ASSETS - 100.0%	$ 1,489,328

ETF - Exchange Traded Fund
*	Non-Income producing investment.
(a)	All or part of this instrument is a holding of GBSP Fund Limited.
(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is
$1,376,335 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:	$ 2,760
Unrealized Depreciation:	(4,026)
Net Unrealized Appreciation:	$ (1,266)

FUTURES CONTRACT
OPEN LONG FUTURES CONTRACT
Number of	Notional Value at	Unrealized
Contracts	Issue	Exchange	Expiration	March 31, 2015	(Depreciation)
12	Gold 100oz Future (a)	NY Comex	June-15	$ 1,419,840	$ (3,120)

The Gold Bullion Strategy Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its Consolidated Portfolio of Investments. These policies are in conformity with U.S. generally accepted accounting principals ("GAAP").

Securities Valuation – Portfolio securities will be valued each day at the last quoted sales price on each security's primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask price on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

GBSP Portfolio Limited (“GBSP Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Portfolio that invests in Gold-bullion related ETFs, ETNs, physical gold bullion and derivatives. See “Consolidation of Subsidiaries” for additional information.

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

The Gold Bullion Strategy Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investment
Exchange Traded Funds	$ 1,318,238	$ -	$ -	$ 1,318,238
Money Market Fund	56,831	-	-	56,831
Total Assets	$ 1,375,069	$ -	$ -	$ 1,375,069
Liabilities - Derivative
Futures Contract	$ (3,120)	$ -	$ -	$ (3,120)
The Portfolio did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the
Portfolio’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Gold Bullion Strategy Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Consolidation of Subsidiaries – The consolidated financial statements of the Portfolio include the accounts of GBSP Fund Ltd., a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Portfolio may invest up to 25% of its total assets in GBSP Fund Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Portfolio’s investment objectives and policies. The subsidiary commenced operations on November 15, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Portfolio's investments in the CFC is as follows:

	Inception Date	GBSP Ltd. Net Assets at March 31, 2015	% of Net Assets at March 31, 2015
GBSP	5/6/2013	$ 157,406	10.57%

Futures Contracts – The Portfolio is subject to commodity risk in the normal course of pursuing its investment objective. The Portfolio may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If the Portfolio was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Portfolio segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Deposits with Brokers for Futures Contracts at March 31, 2015 represent partially restricted deposits of $94,476 to meet margin and other broker regulatory requirements, and excess funds not required for margin.

The notional value of the derivative instruments outstanding as of March 31, 2015 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Portfolios”). The Underlying Portfolios value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Portfolios.

Open-ended Portfolios are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

Exchange Traded Funds – The Portfolio may invest in exchange traded Portfolios (“ETFs”). ETFs are a type of index Portfolio bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Principal Executive Officer

Date 05/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Principal Executive Officer

Date 05/29/15

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer

Date 05/29/15